Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	UNION SECURITY LIFE INSURANCE CO OF NEW YORK
Entity Central Index Key	0000914804
Document Type	S-1
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	false